UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2017
Unaudited Interim Consolidated Financial Statements
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 2: -	UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("US GAAP") and the standards of the Public Company Accounting Oversight Board for interim financial information. Accordingly, they do not include all the information and footnotes required by US GAAP for complete financial statements. In the opinion of management, the Company has made all adjustments (consisting only of normal, recurring adjustments, except as otherwise indicated) considered necessary for a fair presentation of the Company’s consolidated financial position as of June 30, 2017. Consolidated results of operations and consolidated cash flows for the six months ended June 30, 2017 and 2016, have been included. The results for the six months ended June 30, 2017, are not necessarily indicative of the results that may be expected for the year ending on December 31, 2017.